Financial Assets At Fair Value Through Profit or Loss - Additional Information (Details)	Dec. 31, 2021	Dec. 31, 2020
Bottom of range
Disclosure Of Financial Assets [Line Items]
Effective interest rate of financial assets reclassified out of financial assets at fair value through profit or loss	1.48%	1.60%
Top of range
Disclosure Of Financial Assets [Line Items]
Effective interest rate of financial assets reclassified out of financial assets at fair value through profit or loss	3.44%	3.40%